Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	KINDRED HEALTHCARE, INC
Entity Central Index Key	0001060009